UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07360

Monetta Trust
(Exact name of registrant as specified in charter)

1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
 (Address of principal executive offices) (Zip code)

Robert S. Bacarella
1776-A S. Naperville Road, Suite 100
Wheaton, IL 60189-5831
 (Name and address of agent for service)

(630) 462-9800
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments (unaudited)		March 31, 2013
	Monetta Young Investor Fund
NUMBER OF SHARES		VALUE
	COMMON STOCKS - 49.0%
	Basic Material - 1.4%
Chemical-Specialty-1.4%
5,000	Sherwin-Williams Co.	$844,450

	Capital Equipment - 2.6%
Diversified Operation-1.3%
12,000	Eaton Corp. plc	735,000

Machinery-Construction & Mining-1.3%
8,500	Caterpillar, Inc.	739,245

	Consumer Cyclical - 6.4%
Automobile-1.6%
70,000	Ford Motor Co.	920,500

Housing-1.1%
15,000	Lennar Corp. - CL A	622,200

Media-Radio/TV-3.7%
25,000	News Corp. - CL A	763,000
25,000	Walt Disney Co.	1,420,000
		2,183,000

	Consumer Staple - 5.7%
Beverage-Non-Alcoholic-0.8%
12,000	The Coca-Cola Co.	485,280

Cosmetic & Personal Care-2.8%
7,000	Kimberly-Clark Corp.	685,860
12,000	Procter & Gamble Co.	924,720
		1,610,580

Food-2.1%
7,500	Hain Celestial Group, Inc. *	458,100
10,000	PepsiCo, Inc.	791,100
		1,249,200

	Energy - 1.2%
Oil & Gas-Integrated-1.2%
12,000	ConocoPhillips	721,200

	Financial - 8.4%
Bank-Money Center-4.1%
80,000	Bank of America Corp.	974,400
30,000	JPMorgan Chase & Co.	1,423,800
		2,398,200

Finance-Miscellaneous-1.9%
2,000	MasterCard, Inc. - CL A	1,082,260

Insurance-Diversified-1.3%
20,000	American International Group, Inc. *	776,400

Insurance-Life-1.1%
11,000	Prudential Financial, Inc.	648,890

	Healthcare - 4.6%
Healthcare-Biomedical/Genetic-0.4%
32,000	Amarin Corp. plc - ADR (a) *	237,120

Healthcare-Drug/Diversified-3.1%
13,000	Johnson & Johnson	1,059,890
25,000	Pfizer, Inc.	721,500
		1,781,390

Healthcare-Patient Care-1.1%
10,000	WellPoint, Inc.	662,300

	Retail - 9.0%
Retail-Food Chain-1.9%
10,000	Green Mountain Coffee Roasters, Inc. *	567,600
15,000	Sysco Corp.	527,550
		1,095,150

Retail-Major Chain-0.9%
5,000	Costco Wholesale Corp.	530,550

Retail-Restaurant-2.5%
15,000	Dunkin' Brands Group, Inc.	553,200
9,000	McDonald's Corp.	897,210
		1,450,410

Retail-Specialty-3.7%
7,000	Bed Bath & Beyond, Inc. *	450,940
15,000	ebay, Inc. *	813,300
13,000	Home Depot, Inc.	907,140
		2,171,380

	Technology - 8.9%
Computer-Software-4.5%
10,000	Automatic Data Processing, Inc.	650,200
35,000	Cisco Systems, Inc.	731,850
26,000	Microsoft Corp.	743,860
15,000	Oracle Corp.	485,100
		2,611,010

Electronic-Semiconductor-1.1%
10,000	QUALCOMM, Inc.	669,500

Internet-1.4%
1,000	Google, Inc. *	794,030

Telecommunication Service-1.9%
15,000	Comcast Corp. - CL A	630,150
10,000	Verizon Communications, Inc.	491,500
		1,121,650

	Transportation - 0.8%
Airline-0.8%
30,000	Delta Air Lines, Inc. *	495,300

Total Common Stocks (Cost $24,618,730) (b)		28,636,195

	EXCHANGE TRADED FUNDS - 47.8%
45,000	iShares Core S&P 500	7,079,850
20,000	iShares S&P 100 Index	1,409,200
73,000	Schwab Strategic Trust Large-Cap	2,726,550
42,500	SPDR S&P 500 Trust	6,653,375
31,000	Vanguard Growth	2,402,810
34,200	Vanguard Large-Cap	2,453,508
38,000	Vanguard S&P 500	2,722,320
37,500	Vanguard Value	2,460,000
Total Exchange Traded Funds (Cost $23,957,620) (b)		27,907,613

	MONEY MARKET FUND - 2.6%
1,527,743	AIM - Liquid Assets Portfolio, Institutional Class, 0.107% ^	1,527,743
Total Money Market Fund (Cost $1,527,743) (b)		1,527,743

	Total Investments (Cost $50,104,093) (b) - 99.4%	58,071,551
	Other Net Assets Less Liabilities - 0.6%	352,168
	TOTAL NET ASSETS - 100.0%	$58,423,719

(a)	American Depository Receipt (ADR).
(b)
Cost for tax purposes is approximately $50,104,093. The approximate aggregate gross unrealized appreciation is $8,191,121, and the approximate aggregate gross unrealized depreciation is $223,663, resulting in net unrealized appreciation of $7,967,458.

*	Non-income producing security.
^	Rate shown is the 7-day effective yield at March 31, 2013.

Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2013, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$28,636,195	$-	$-	$28,636,195
Exchange Traded Funds	27,907,613	-	-	27,907,613
Money Market Fund	1,527,743	-	-	1,527,743
Total Investments	$58,071,551	$-	$-	$58,071,551

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended March 31, 2013, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments (unaudited)		March 31, 2013
	Monetta Mid-Cap Equity Fund
NUMBER OF SHARES		VALUE
	COMMON STOCKS - 90.7%
	Basic Material - 2.5%
Paper & Forest Products-2.5%
2,000	Packaging Corp. of America	$89,740

	Capital Equipment - 21.3%
Aerospace & Defense-1.7%
400	Transdigm Group, Inc.	61,168

Commercial Services-6.1%
2,000	United Rentals, Inc. *	109,940
1,800	Verisk Analytics, Inc. - CL A *	110,934
		220,874

Diversified Operations-3.1%
4,050	Leucadia National Corp.	111,092

Electrical Equipment-2.4%
2,000	Ametek, Inc.	86,720

Engineering & Construction-2.7%
1,500	Fluor Corp.	99,495

Machinery-Miscellaneous-2.2%
1,000	SPX Corp.	78,960

Machinery-Transportation Equipment & Parts-3.1%
1,100	Wabtec Corp.	112,321

	Consumer Cyclical - 16.7%
Auto & Truck Parts-2.6%
1,200	BorgWarner, Inc. *	92,808

Household Appliance & Furnishings-4.6%
600	Tupperware Brands Corp.	49,044
1,000	Whirlpool Corp.	118,460
		167,504

Housing-2.9%
2,500	Lennar Corp. - CL A	103,700

Housing Related-2.6%
2,500	Fortune Brands Home & Security, Inc. *	93,575

Leisure Service-4.0%
1,500	Expedia, Inc.	90,015
300	Netflix, Inc. *	56,823
		146,838

	Consumer Staple - 2.1%
Soap & Cleaning Preparations-2.1%
1,200	Church & Dwight Co., Inc.	77,556

	Energy - 12.8%
Oil & Gas-Equipment & Services-7.9%
1,100	CARBO Ceramics, Inc.	100,177
4,500	Nabors Industries, Ltd.	72,990
1,700	Oceaneering International, Inc.	112,897
		286,064

Oil & Gas-Exploration & Production-2.3%
1,400	SM Energy Co.	82,908

Oil & Gas-Refining & Marketing-2.6%
1,600	Tesoro Corp.	93,680

	Financial - 18.9%
Bank-Regional-2.7%
35,000	Synovus Financial Corp.	96,950

Brokerage & Investment Management-4.2%
1,000	Affiliated Managers Group, Inc. *	153,570

Finance-Miscellaneous-5.6%
1,000	Alliance Data Systems Corp. *	161,890
2,000	VeriFone Systems, Inc. *	41,360
		203,250

Insurance-Life-2.8%
10,000	Genworth Financial, Inc. - CL A *	100,000

Insurance-Property & Casualty-1.4%
2,000	Fidelity National Financial, Inc. - CL A	50,460

Real Estate-2.2%
800	Jones Lang Lasalle, Inc.	79,528

	Healthcare - 3.9%
Healthcare-Medical Supply-2.3%
1,600	AmerisourceBergen Corp.	82,320

Healthcare-Products-1.6%
1,300	Resmed, Inc.	60,268

	Retail - 4.4%
Retail-Food Chain-2.5%
1,600	Green Mountain Coffee Roasters, Inc. *	90,816

Retail-Specialty-1.9%
1,000	Lumber Liquidators Holdings, Inc. *	70,220

	Technology - 8.1%
Computer System-1.5%
1,200	MICROS Systems, Inc. *	54,612

Computer-Software-2.2%
1,700	Verisign, Inc. *	80,376

Electronic-Semiconductor-1.8%
8,000	ON Semiconductor Corp. *	66,240

Telecommunication Service-2.6%
1,300	SBA Communications Corp. *	93,626

Total Common Stocks (Cost $2,643,971) (a)		3,287,239

	EXCHANGE TRADED FUND - 4.3%
8,500	SPDR Financial Select	154,615
Total Exchange Traded Fund (Cost $115,834) (a)		154,615

	MONEY MARKET FUND - 5.2%
188,625	AIM - Liquid Assets Portfolio, Institutional Class, 0.107% ^	188,625
Total Money Market Fund (Cost $188,625) (a)		188,625

	Total Investments (Cost $2,948,430) (a) - 100.2%	3,630,479
	Liabilities in Excess of Other Assets - (0.2)%	(5,661)
	TOTAL NET ASSETS - 100.0%	$3,624,818

(a)
Cost for book purposes is approximately $2,948,430. The approximate aggregate gross unrealized appreciation is $716,359 and approximate aggregate gross unrealized depreciation is $34,310, resulting in net unrealized appreciation of $682,049.

*	Non-income producing security.
^	Rate shown is the 7-day effective yield at March 31, 2013.

Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2013, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks	$3,287,239	$-	$-	$3,287,239
Exchange Traded Fund	154,615	-	-	154,615
Money Market Fund	188,625	-	-	188,625
Total Investments	$3,630,479	$-	$-	$3,630,479

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended March 31, 2013, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments (unaudited)		March 31, 2013
Orion/Monetta Intermediate Bond Fund
PRINCIPAL AMOUNT		MATURITY DATE	VALUE
	CORPORATE BONDS - 94.1%
	Capital Equipment - 9.6%
Diversified Operation-9.6%
250,000	E.I. Du Pont De Nemours - 5.750%	03/15/2019	306,271
500,000	General Electric Capital Corp. - 5.650%	06/09/2014	530,086
150,000	United Technologies Corp. - 5.375%	12/15/2017	178,080
			1,014,437

	Consumer Staple - 12.0%
Beverage-Alcoholic-3.1%
100,000	Anheuser-Busch Inbev N.V. - 3.625%	04/15/2015	106,018
200,000	Diageo Finance Bv - 5.300%	10/28/2015	222,729
			328,747
Beverage-Non-Alcoholic-2.1%
200,000	Coca Cola Enterprises, Inc. - 4.500%	09/01/2021	226,375

Cosmetic & Personal Care-1.1%
100,000	The Procter & Gamble Co. - 4.850%	12/15/2015	111,305

Food-1.9%
200,000	PepsiCo, Inc. - 2.750%	03/05/2022	204,232

Tobacco-3.8%
330,000	Lorillard Tobacco Co. - 6.875%	05/01/2020	400,800

	Energy - 6.9%
Oil & Gas Exploration & Production-6.9%
150,000	Apache Corp. - 3.625%	02/01/2021	162,104
500,000	Chesapeake Energy Corp. - 9.500%	02/15/2015	567,500
			729,604
	Financial - 51.5%
Bank-Money Center-6.6%
400,000	Bank of America Corp. - 10.200%	07/15/2015	467,709
100,000	Goldman Sachs Group, Inc. - 3.625%	01/22/2023	100,910
125,000	Morgan Stanley - 4.750%	04/01/2014	129,261
			697,880
Brokerage & Investment Management-8.8%
250,000	Blackrock, Inc. - 3.500%	12/10/2014	262,658
200,000	Jefferies Group, Inc. - 5.125%	04/13/2018	219,000
425,000	TD Ameritrade Holding Co. - 4.150%	12/01/2014	448,527
			930,185
Finance-Miscellaneous-10.8%
400,000	American Express Co. - 7.000%	03/19/2018	500,018
200,000	CME Group, Inc. - 5.750%	02/15/2014	208,706
100,000	First Data Corp. - 11.250%	03/31/2016	101,000
300,000	The Western Union Co. - 5.930%	10/01/2016	331,589
			1,141,313
Insurance-Diversified-6.7%
325,000	American International Group - 5.600%	10/18/2016	369,622
315,000	Hartford Financial Services Group, Inc. - 4.000%	03/30/2015	333,069
			702,691
Insurance-Life-14.8%
250,000	Genworth Financial - 7.200%	02/15/2021	291,698
500,000	Protective Life Corp. - 7.375%	10/15/2019	614,568
485,000	Torchmark Corp. - 9.250%	06/15/2019	652,682
			1,558,948
Personal & Commercial Lending-3.8%
307,000	Caterpillar Financial Services Corp. - 7.150%	02/15/2019	397,451

	Healthcare - 10.3%
Healthcare-Drug/Diversified-6.0%
300,000	Merck & Co., Inc. - 4.000%	06/30/2015	323,232
200,000	Novartis Capital Corp. - 4.125%	02/10/2014	206,184
100,000	Teva Pharmaceuticals Finance II/III - 3.000%	06/15/2015	104,965
			634,381
Healthcare-Patient Care-3.4%
300,000	Wellpoint, Inc. - 5.875%	06/15/2017	353,492

Healthcare-Product-0.9%
100,000	Baxter International, Inc. - 2.400%	08/15/2022	98,067

	Retail - 2.4%
Retail-Major Chain-1.0%
100,000	Wal-Mart Stores, Inc. - 4.500%	07/01/2015	108,914

Retail-Specialty-1.4%
150,000	Amazon.com, Inc. - 2.500%	11/29/2022	146,287

	Technology - 0.4%
Telecommunication Service-0.4%
48,000	Verizon Communications, Inc. - 2.450%	11/01/2022	45,492

	Utility - 1.0%
Electric Power-1.0%
100,000	Georgia Power Company - 2.850%	05/15/2022	102,721

Total Corporate Bonds (Cost $9,238,895) (a)			9,933,322

	EXCHANGE TRADED FUND - 0.7%
2,800	ProShares UltraShort Lehman 7-10 year		76,580
Total Exchange Traded Fund (Cost $97,796) (a)			76,580

	MONEY MARKET FUND - 6.1%
640,799	AIM - Liquid Assets Portfolio, Institutional Class, 0.107% ^		640,799
Total Money Market Fund (Cost $640,799) (a)			640,799

	Total Investments (Cost $9,977,490) (a) - 100.9%		10,650,701
	Liabilities in Excess of Other Assets - (0.9)%		(90,517)
	TOTAL NET ASSETS - 100.0%		$10,560,184

(a)
Cost for tax purposes is approximately $9,977,490. The approximate aggregate gross unrealized appreciation is $713,046, and the approximate aggregate gross unrealized depreciation is $39,835, resulting in net unrealized appreciation of $673,211.

^	Rate shown is the 7-day effective yield at March 31, 2013.

Industry classification provided by William O'Neil & Co., Inc.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2013, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Corporate Bonds	$-	$9,933,322	$-	$9,933,322
Exchange Traded Fund	76,580	-	-	76,580
Money Market Fund	640,799	-	-	640,799
Total Investments	$717,379	$9,933,322	$-	$10,650,701

Transfers between levels are recognized at the beginning of the reporting period.  During the period ended March 31, 2013, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Monetta Trust

By (Signature and Title)   /s/ Robert S. Bacarella
                                                   Robert S. Bacarella, Chief Executive Officer

Date               5/15/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Robert S. Bacarella
                                                   Robert S. Bacarella, Chief Executive Officer

Date               5/15/13

By (Signature and Title)*   /s/ Robert J. Bacarella
                                                   Robert J. Bacarella, Chief Financial Officer

Date               5/15/13

* Print the name and title of each signing officer under his or her signature.